Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Liabilities
Other financial liabilities as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Derivatives liabilities	￦	27,328	28,021
Financial guarantee liabilities		50,472	49,806

	￦	77,800	77,827

Non-current
Derivatives liabilities	￦	46,429	17,033
Financial guarantee liabilities		17,733	14,461

	￦	64,162	31,494

Other payables [member]
Statement [LineItems]
Summary of Financial Liabilities
Other payables as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Accounts payable	￦	783,562	832,845
Accrued expenses		720,773	742,370
Dividend payable		8,673	3,106
Lease liabilities(*1)		10,152	149,176
Withholdings		196,937	152,011

	￦	1,720,097	1,879,508

Non-current
Accounts payable	￦	1,624	2,718
Accrued expenses		19,021	4,805
Lease liabilities(*1)		84,602	526,294
Long-term withholdings		43,621	51,312

	￦	148,868	585,129

(*1)	As of December 31, 2019, the Company recognized additional lease liabilities of ￦ 590,225 million upon initial application of IFRS 16 “Leases”.